SHARE BASED COMPENSATION - Share options (Details) ¥ / shares in Units, ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021 ¥ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 shares	Dec. 31, 2021 shares	Sep. 30, 2021 shares	May 28, 2020 shares	Apr. 20, 2020 shares	Mar. 20, 2020 shares	Dec. 31, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance					3,518,000	35,867,400
Additional shares reserved for issuance					3,518,000	35,867,400
Exercise price per share | ¥ / shares	¥ 0
Share options expected to vest	500,000	680,300	680,300
Vesting period	5 years		5 years
Exercise of share options (in shares)	0		8,319,681
Share based compensation | ¥			¥ 290,630	¥ 353,151	¥ 508,162
Option 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)				100,100
Share options expected to vest	4,425,211			100,100	618,400
Vesting period					5 years
Option 1 | Tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			15.00%
Option 1 | Tranche two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			20.00%
Option 1 | Tranche three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			20.00%
Option 1 | Tranche four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			20.00%
Option 1 | Tranche five
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			25.00%
Option 1 | Vest upon IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional shares reserved for issuance					500,700
Option 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options expected to vest	2,655,127	2,853,911	2,853,911	34,600	400,000					1,426,955	1,426,955
Vesting period				4 years	4 years
Option 2 | Subsequent events
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options expected to vest							442,521	1,327,563
Option 2 | Tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					40.00%
Option 2 | Tranche two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					20.00%
Option 2 | Tranche three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					20.00%
Option 2 | Tranche four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					20.00%
Option 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options expected to vest				33,600	357,800				3,345,098
Vesting period				5 years	4 years
Option 3 | Tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					20.00%
Option 3 | Tranche two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					20.00%
Option 3 | Tranche three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					30.00%
Option 3 | Tranche four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					30.00%
Option 3 | Vest upon IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options expected to vest					178,900
Option 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options expected to vest		178,900	178,900	46,500	100,000
Vesting period			4 years	5 years	5 years
Option 4 | Tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			20.00%	15.00%	16.00%
Option 4 | Tranche two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			20.00%	20.00%	16.00%
Option 4 | Tranche three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			30.00%	20.00%	16.00%
Option 4 | Tranche four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			30.00%	20.00%	16.00%
Option 4 | Tranche five
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				25.00%	16.00%
Option 4 | Tranche six
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					20.00%
Option 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options expected to vest		445,280	445,280	64,700	603,300
Vesting period			5 years	4 years	3 years
Option 5 | Tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				20.00%	60.00%
Option 5 | Tranche two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				25.00%	30.00%
Option 5 | Tranche three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				25.00%	10.00%
Option 5 | Tranche four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				30.00%
Option 6
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options expected to vest				100,000
Vesting period				6 years
Option 6 | Tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				12.00%
Option 6 | Tranche two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				12.00%
Option 6 | Tranche three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				16.00%
Option 6 | Tranche four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				20.00%
Option 6 | Tranche five
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				20.00%
Option 6 | Tranche six
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				20.00%
Option 7
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options expected to vest				2,000,000
Vesting period				5 years
Option 7 | Tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				40.00%
Option 7 | Tranche two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				15.00%
Option 7 | Tranche three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				15.00%
Option 7 | Tranche four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				15.00%
Option 7 | Tranche five
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				15.00%
Minimum | Option 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				3 years
Maximum | Option 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				4 years
Exercise Price RMB24.06 per share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)				2,279,400	1,118,400
Exercise price per share | ¥ / shares				¥ 24.06	¥ 24.06
Exercise Price RMB24.06 per share | Option 4 | Tranche six
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					20.00%
Exercise Price RMB50.13 per share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)				78,600
Exercise price per share | ¥ / shares				¥ 50.13
Exercise Price RMB14.32 per share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)				21,500	961,100
Exercise price per share | ¥ / shares				¥ 14.32	¥ 14.32
Exercise Price nil per share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	4,425,211		2,853,911
Exercise Price USD3.70 per share
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			445,280
Exercise price per share | (per share)		$ 24.11	¥ 24.11
Exercise Price Usd 3.6953 Per Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	50,000		680,300
Exercise price per share | (per share)		24.11	¥ 24.11
Exercise Price Usd 3.6953 Per Share [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			3,345,098
Exercise price per share | ¥ / shares			¥ 24.11
Exercise Price Usd 2.1199 Per Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			178,900
Exercise price per share | (per share)		$ 13.83	¥ 13.83
2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance												15,094,700
2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance												16,771,900